Cash and cash equivalents - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Decrease of current accounts	€ 118.0
Increase in term accounts	€ 77.0	€ 0.0